Segmental and Geographical Information - Summary of Revenue from External Customers and Segment Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 1,582,549	$ 151,983
Americas
Disclosure Of Operating Segments [Line Items]
Non-current assets	506,130	6,089
United Kingdom
Disclosure Of Operating Segments [Line Items]
Non-current assets	214,213	118,374
Europe, Middle East and Africa
Disclosure Of Operating Segments [Line Items]
Non-current assets	796,974	21,500
Asia Pacific
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 65,232	$ 6,020